Liabilities from acquisitions - Schedule of future payments of Liabilities from acquisition (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Transactions between related parties
Total liabilities from acquisitions	R$ 294,703	R$ 351,630
Rodati Motors Corporation (Sirena)
Transactions between related parties
Total liabilities from acquisitions	3,496
Rodati Motors Corporation (Sirena) | 2024
Transactions between related parties
Total liabilities from acquisitions	3,496
Rodati Motors Corporation (Sirena) | 2025
Transactions between related parties
Total liabilities from acquisitions	0
Rodati Motors Corporation (Sirena) | 2026
Transactions between related parties
Total liabilities from acquisitions	0
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Total liabilities from acquisitions	20,769
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2024
Transactions between related parties
Total liabilities from acquisitions	17,802
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2025
Transactions between related parties
Total liabilities from acquisitions	2,967
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | 2026
Transactions between related parties
Total liabilities from acquisitions	0
Sensedata Tecnologia Ltda.
Transactions between related parties
Total liabilities from acquisitions	41,943
Sensedata Tecnologia Ltda. | 2024
Transactions between related parties
Total liabilities from acquisitions	20,972
Sensedata Tecnologia Ltda. | 2025
Transactions between related parties
Total liabilities from acquisitions	20,971
Sensedata Tecnologia Ltda. | 2026
Transactions between related parties
Total liabilities from acquisitions	0
Movidesk Ltda. – Movidesk
Transactions between related parties
Total liabilities from acquisitions	228,495
Movidesk Ltda. – Movidesk | 2024
Transactions between related parties
Total liabilities from acquisitions	92,197
Movidesk Ltda. – Movidesk | 2025
Transactions between related parties
Total liabilities from acquisitions	68,149
Movidesk Ltda. – Movidesk | 2026
Transactions between related parties
Total liabilities from acquisitions	R$ 68,149